Consolidated Statements of Comprehensive Income (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Statement of Comprehensive Income [Abstract]
Net unrealized holding gains on investment securities, unrealized gains related to debt securities with credit component realized and included in net income before attribution of noncontrolling interests, net of tax	¥ 24	¥ 17	¥ 56